Inventories (Details) - CAD ($)	Feb. 29, 2024	Aug. 31, 2023
Inventories
Raw materials	$ 3,665,531	$ 1,553,501
Work-in-process	259,498	369,753
Finished goods	856,736	522,300
Total current inventories	$ 4,781,765	$ 2,445,554